Related parties (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties [text block]

	Assets		Liabilities		Sales (purchases), net
	03/31/2025	12/31/2024	03/31/2025	12/31/2024	03/31/2025	03/31/2024
Transactions with majority shareholders
Suzano Holding S.A.		4	(21)	(630,387)	12	13
Controller				(336,205)
Management and related persons				(55,627)
Alden Fundo de Investimento em Ações				(52,764)
		4	(21)	(1,074,983)	12	13

Transactions with companies of the Suzano Group and other related parties
Management (expect compensation – Note 11.2)	68	61			117	143
Bexma Participações Ltda					1	1
Bizma Investimentos Ltda.						1
Naman Capital Ltda	1				1
Civelec Participações Ltda	3,860	3,860
Fundação Arymax						1
Ibema Companhia Brasileira de Papel (1)	79,826	83,343	(2,325)	(1,413)	49,430	40,934
Instituto Ecofuturo - Futuro para o Desenvolvimento Sustentável	22	21			(1,472)	(1,620)
IPLF Holding S.A.		1			2	1
Mabex Representações e Participações Ltda.			(624)	(23)	(600)	(34)
Nemonorte Imóveis e Participações Ltda			(15)		(45)	(44)
Woodspin Oy	176	203			182	173
	83,953	87,489	(2,964)	(1,436)	47,616	39,556
	83,953	87,493	(2,985)	(1,076,419)	47,628	39,569

Assets
Trade accounts receivable (Note 7)	80,006	83,545
Other assets	3,947	3,948
Liabilities
Trade accounts payable (Note 17)			(2,985)	(1,457)
Dividends and interest on own capital payable				(1,074,962)
	83,953	87,493	(2,985)	(1,076,419)

(1)Refers mainly to the sale of pulp.

Disclosure of information about key management personnel [text block]

	03/31/2025	03/31/2024
Short-term benefits
Salary or compensation	23,280	13,065
Direct and indirect benefits	328	771
Bonus	4,499	2,912
	28,107	16,748
Long-term benefits
Share-based compensation plan	49,415	14,261
	49,415	14,261
	77,522	31,009